SHORT-TERM INVESTMENTS (Schedule of Gross Realized Gains and Losses on Available-For-Sale Investments) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Gross realized gains on sales	¥ 4,329	$ 624	¥ 1,971	¥ 0
Gross realized loss on sales	0	0	(4,757)	0
(Losses) gains on sale of available-for-sale investments	¥ 4,329	$ 624	¥ (2,786)	¥ 0